Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)
Goodwill [Line Items]
Beginning balance	$ 2,023,402
Foreign exchange	(22,713)
Ending balance	2,000,689
Merchant Solutions [Member]
Goodwill [Line Items]
Beginning balance	637,446	[1]
Ending balance	637,446	[1]
Digital Wallet Segments [Member]
Goodwill [Line Items]
Beginning balance	1,385,956	[2]
Foreign exchange	(22,713)	[2]
Ending balance	$ 1,363,243	[2]

[1]	Accumulated impairment loss was $1,159,145 as of June 30, 2024 and December 31, 2023 within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $723,042 as of June 30, 2024 and December 31, 2023 within the Digital Wallets segment.